Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($) [1]	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Cash flow from operating activities
Receipts from customers	$ 44,198	$ 66,724	$ 45,742	$ 33,643
Receipt of grants and research and development incentives	134	202	15,446	3,767
Payments to suppliers and employees	(75,545)	(114,049)	(80,215)	(81,005)
Interest received	134	202	61	94
Capital raising transaction costs	(7,758)	(11,712)	(9,030)	0
Borrowing costs	(5,978)	(9,025)	(20,676)	0
Finance costs	(6,087)	(9,187)	(3,810)	(2,475)
Net cash used in operating activities	(50,902)	(76,845)	(52,482)	(45,976)
Cash flow from investing activities
Payments for property, plant and equipment	(13,004)	(19,632)	(13,082)	(15,634)
Payments for intangible assets	(3,607)	(5,446)	(4,874)	(6,007)
Sale proceeds from sale of property, plant and equipment	1	2	3	0
Net cash used in investing activities	(16,610)	(25,076)	(17,953)	(21,641)
Cash flow from financing activities
Proceeds from third party borrowings	71,508	107,953	124,963	33,657
Repayment of third-party borrowings	(20,211)	(30,512)	(43,212)	(29,370)
Reclassification (to)/from restricted trust fund	4,638	7,002	(14,677)	0
Capital raising transaction costs	0	0	0	(422)
Proceeds from capital reorganization	719	1,085	0	0
Repayment of lease liability	(277)	(418)	(604)	(596)
Net cash provided by financing activities	56,377	85,110	66,470	3,269
Net decrease in cash and cash equivalents held	(11,135)	(16,811)	(3,965)	(64,348)
Cash and cash equivalents at beginning of financial year	12,971	19,582	22,693	87,257
Effects of exchange rate changes on cash and cash equivalents	618	934	854	(216)
Cash and cash equivalents at end of financial year	$ 2,454	$ 3,705	$ 19,582	$ 22,693

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars